UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM 13F



            INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS
        PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934
                              AND RULES THEREUNDER


              Report for the Calendar Year or Quarter Ended 9/30/00

If amended report check here: [ ]: Amendment Number:
This Amendment (Check Only One): [ ] Is a Restatement
                                 [ ] Adds New Holdings Entries

Salem Investment Counselors, Inc.
----------------------------------------
Name of Institutional Investment Manager

480 Shepherd Street, Suite 200,  Winston-Salem, NC  27103
---------------------------------------------------------
Business Address

Dale M. Brown, Vice President    336.768.7230
--------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Winston-Salem and State of North Carolina on the 1st day of November, 2000.

Salem Investment Counselors, Inc.
------------------------------------------
(Name of Institutional Investment Manager)

By: /s/ Dale M. Brown, Vice President
---------------------------------------
(Signature of Person Duly Authorized to
Submit This Report)


Form 13F file number: 28-03405
                      --------


Report Type (check only one):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no  holdings  reported  are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F  COMBINATION  REPORT.  (Check  here  if a  portion of the holdings for
      this  reporting   manager  are  reported  in this report and a portion are
      reported by other reporting manager(s).)

List of other managers reporting for this manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0
                                  -----------------------

Form 13F Information Table Entry Total: 150
                                        ---------------------------

Form 13F Information Table Value Total: $412,100,108
                                        --------------------------

List of Other Reporting Managers: None


                                    FORM 13F
                           Name of Reporting Manager:
                        Salem Investment Counselors, Inc.


                                                         FAIR                                                  VOTING AUTHORITY
Name of Issuer                    TITLE OF              MARKET       SHARES/  SH/  PUT/  INVEST             ------------------------
                                   CLASS   CUSIP         VALUE       PRN AMT  PRN  CALL  DISCRETN  MANAGERS    SOLE  SHARED   NONE
Abbott Labs                        common   002824100    1,015,660      21,354 SH        sole                 21,354    0       0
Acorn Fund                         common   004851101    1,174,903      62,296 SH        sole                 62,296    0       0
Acorn Investment  Intl. Fund       common   004851200    1,347,790      42,855 SH        sole                 42,855    0       0
Agilent Technologies, Inc          common   00846U101    1,910,765      39,045 SH        sole                 39,045    0       0
Allmerica Financial Corporation    common   019754100      284,588       4,451 SH        sole                  4,451    0       0
Alpharma, Inc.                     common   020813101    1,222,500      20,000 SH        sole                 20,000    0       0
America OnLine, Inc.               common   02364J104    6,447,044     119,945 SH        sole                119,945    0       0
American Gen Corp                  common   026351106      297,804       3,818 SH        sole                  3,818    0       0
American Home Products             common   026609107    2,556,478      45,197 SH        sole                 45,197    0       0
American Int'l Group, Inc.         common   026874107      627,809       6,561 SH        sole                  6,561    0       0
AmSouth Bancorporation             common   032165102      313,388      25,071 SH        sole                 25,071    0       0
Anadigics, Inc                     common   032515108      238,397      10,775 SH        sole                 10,775    0       0
Analysts Int'l Corp                common   032681108      132,649      18,375 SH        sole                 18,375    0       0
Annaly Mortgage Management, Inc.   common   035710409       91,250      10,000 SH        sole                 10,000    0       0
Asia Tigers Fund, Inc.             common   04516T105      529,511      68,875 SH        sole                 68,875    0       0
AT&T Corp                          common   001957109    3,284,213     111,803 SH        sole                111,803    0       0
AT&T Corp Liberty Media Grp Cl A   common   001957208    4,017,006     223,167 SH        sole                223,167    0       0
Automatic Data Processing, Inc.    common   053015103      738,300      11,040 SH        sole                 11,040    0       0
Bank of America Corp.              common   060505104   13,111,348     250,336 SH        sole                250,336    0       0
BB&T Corporation                   common   054937107    2,772,283      92,026 SH        sole                 92,026    0       0
Berkshire Hathaway, Inc. DEL CL A  common   084670108      966,000          15 SH        sole                     15    0       0
BNP Residential Property Inc       common   096903109      570,775      67,150 SH        sole                 67,150    0       0
BP Amoco PLC ADR                   common   055622104    1,076,589      20,313 SH        sole                 20,313    0       0
Bristol Myers Squibb Co.           common   110122108    1,463,485      25,619 SH        sole                 25,619    0       0
Broadcom Corp Cl A                 common   111B20107      353,438       1,450 SH        sole                  1,450    0       0
Cablevision System Corp            common   12686C109      334,878       5,050 SH        sole                  5,050    0       0
Cable Design Technologies Corp     common   126924109      402,939      16,573 SH        sole                 16,573    0       0
Callon Petroleum                   common   13123X102    1,093,846      69,176 SH        sole                 69,176    0       0
Capital Bk Raleigh NC              common   139808109      437,803      47,330 SH        sole                 47,330    0       0
Capital One Financial Corp.        common   14040H105    9,994,065     142,645 SH        sole                142,645    0       0
Cardinal Health Inc.               common   14149Y108   12,460,012     141,290 SH        sole                141,290    0       0
Cenit Bancorp, Inc.                common   15131W109      741,925      50,300 SH        sole                 50,300    0       0
Charter Communications             common   16117M107      358,250      22,025 SH        sole                 22,025    0       0
Chesapeake Corp                    common   165159104      268,538      13,950 SH        sole                 13,950    0       0
Cincinnati Financial Corp          common   172062101      841,066      23,692 SH        sole                 23,692    0       0
Cisco Systems Inc.                 common   17275R102    8,332,529     150,815 SH        sole                150,815    0       0
Citigroup Inc.                     common   172967101    6,250,652     115,619 SH        sole                115,619    0       0
Clayton Homes                      common   184190106    2,521,330     252,133 SH        sole                252,133    0       0
Coca Cola Company                  common   191216100    4,874,153      88,420 SH        sole                 88,420    0       0
Coddle Creek Financial Inc         common   191891100    1,918,075      52,550 SH        sole                 52,550    0       0
Comcast Corp Cl A SPL              common   200300200      491,256      12,000 SH        sole                 12,000    0       0
CommScope Inc                      common   203372107    7,887,163     321,925 SH        sole                321,925    0       0
Community Bancshares Inc. SC       common   20343F190    1,095,996      95,304 SH        sole                 95,304    0       0
Corning Inc                        common   219350105    4,449,060      14,980 SH        sole                 14,980    0       0
Cousins Properties Inc             common   222795106      430,630      10,000 SH        sole                 10,000    0       0
Cree Inc.                          common   225447101    5,192,306      44,665 SH        sole                 44,665    0       0
CT Communication Cl B              common   126426204      321,758      15,840 SH        sole                 15,840    0       0
Cypress Semiconductor Corp.        common   232806109      365,754       8,800 SH        sole                  8,800    0       0
Dallas Semiconductor Corp.         common   235204104      634,159      19,290 SH        sole                 19,290    0       0
Devon Energy Corp                  common   25179M103      234,585       3,900 SH        sole                  3,900    0       0
Dimon, Inc.                        common   254394109    5,359,721   1,649,145 SH        sole              1,649,145    0       0
Disney, Walt Company               common   254687106    1,659,935      43,397 SH        sole                 43,397    0       0
Duke Energy Corp.                  common   264399106      869,076      10,135 SH        sole                 10,135    0       0
Dupont de nemours E.I.             common   263534109      321,227       7,752 SH        sole                  7,752    0       0
EMC Corp. MASS                     common   268648102   12,099,198     122,060 SH        sole                122,060    0       0
Emerson Electric                   common   291011104      373,056       5,568 SH        sole                  5,568    0       0
Exxon/Mobil Corporation            common   302290101    4,752,412      53,323 SH        sole                 53,323    0       0
First Union Corporation            common   337358105    2,610,511      81,102 SH        sole                 81,102    0       0
General Electric                   common   369604103   13,063,621     226,453 SH        sole                226,453    0       0
Gillette Co.                       common   375766102    1,117,675      36,200 SH        sole                 36,200    0       0
Great Lakes Chem. Corp.            common   390568103    2,235,811      76,275 SH        sole                 76,275    0       0
Guidant Corporation                common   401698105   19,994,384     282,856 SH        sole                282,856    0       0
Harley Davidson                    common   412822108      254,695       5,320 SH        sole                  5,320    0       0
Hewlett Packard                    common   428236103   11,061,977     114,041 SH        sole                114,041    0       0
Highwood Properties  Inc REIT      common   431284108      412,256      17,450 SH        sole                 17,450    0       0
Home Depot, Inc.                   common   437076102      504,523       9,508 SH        sole                  9,508    0       0
Honeywell International            common   438516106      330,778       9,285 SH        sole                  9,285    0       0
Houston Exploration Co             common   442120101      693,113      27,450 SH        sole                 27,450    0       0
Hubbell Inc. Class B               common   443510201      638,104      25,460 SH        sole                 25,460    0       0
Innes Street Financial Corp        common   45768F103      167,813      15,000 SH        sole                 15,000    0       0
Insmed Inc                         common   457669208      152,105      11,534 SH        sole                 11,534    0       0
Intel Corp                         common   458140100   10,889,333     261,999 SH        sole                261,999    0       0
International Business Machines    common   459200101    1,030,050       9,156 SH        sole                  9,156    0       0
IRT Properties Company             common   450058102      792,085      90,524 SH        sole                 90,524    0       0
JDS Uniphase Corporation           common   46612J101      511,315       5,400 SH        sole                  5,400    0       0
Jefferson Pilot Corp               common   475070108      858,076      12,642 SH        sole                 12,642    0       0
Johnson & Johnson                  common   478160104      955,443      10,171 SH        sole                 10,171    0       0
Kaufman & Broad Home Corp          common   486168107      471,415      17,500 SH        sole                 17,500    0       0
Koninklijke Philips Electronics NV common   718337540    9,493,523     223,377 SH        sole                223,377    0       0
KS Bancorp                         common   48266R108      876,232      62,588 SH        sole                 62,588    0       0
Kroger Company                     common   501044101      451,260      20,000 SH        sole                 20,000    0       0
Latin American Discovery Fund      common   51828C106      731,472      69,664 SH        sole                 69,664    0       0
Leggett & Platt, Inc.              common   524660107    2,202,024     139,254 SH        sole                139,254    0       0
Lilly, Eli & Co.                   common   532457108      685,506       8,450 SH        sole                  8,450    0       0
Louis Dreyfus Natural Gas Co       common   546011107    2,881,728      72,725 SH        sole                 72,725    0       0
Lowes Companies Inc.               common   548661107    5,429,247     120,986 SH        sole                120,986    0       0
Martin Marietta Materials          common   573284106    5,920,427     154,985 SH        sole                154,985    0       0
McDonalds Corporation              common   580135101    1,290,455      42,748 SH        sole                 42,748    0       0
Medtronics, Inc.                   common   585055106      393,105       7,587 SH        sole                  7,587    0       0
Mellon Financial Corp              common   58551A108    1,029,525      22,200 SH        sole                 22,200    0       0
Merck & Co.                        common   589331107   14,399,190     193,440 SH        sole                193,440    0       0
Methode Electronics, Inc. Class A  common   591520200      797,634      18,000 SH        sole                 18,000    0       0
Microsoft Corporation              common   594918104   17,244,671     285,922 SH        sole                285,922    0       0
Minnesota Mining & Mfg.            common   604059105    7,441,723      81,665 SH        sole                 81,665    0       0
Morgan, JP & Co.                   common   616880100      427,552       2,617 SH        sole                  2,617    0       0
National Commerce Bancorp          common   635449101    1,852,898      92,933 SH        sole                 92,933    0       0
New York Times Cl A                common   650111107      630,816      16,046 SH        sole                 16,046    0       0
Newell Rubbermaid, Inc.            common   651229106      310,257      13,600 SH        sole                 13,600    0       0
Newsedge Corp                      common   65249Q106       19,688      10,500 SH        sole                 10,500    0       0
Nokia Corp.                        common   654902204    8,064,818     202,570 SH        sole                202,570    0       0
Oracle Corp                        common   68389X105      478,406       6,075 SH        sole                  6,075    0       0
Peoples Bancorp NC                 common   710577107      433,896      34,539 SH        sole                 34,539    0       0
Pepsico, Inc.                      common   713448108   14,336,360     311,660 SH        sole                311,660    0       0
Pfizer, Inc.                       common   717081103    3,446,392      76,693 SH        sole                 76,693    0       0
Pharmacia Corp                     common   71713U102      464,230       7,713 SH        sole                  7,713    0       0
Pharmanetics, Inc.                 common   71713J107    7,498,844     394,676 SH        sole                394,676    0       0
Philip Morris Cos. Inc.            common   718154107      635,184      21,577 SH        sole                 21,577    0       0
Polaris Industries Inc             common   731068102      211,500       6,000 SH        sole                  6,000    0       0
Post PPTYS, Inc.                   common   737464107      598,991      13,750 SH        sole                 13,750    0       0
Proctor & Gamble                   common   742718109    1,281,576      19,128 SH        sole                 19,128    0       0
PSINET, Inc                        common   74437C101      258,913      26,900 SH        sole                 26,900    0       0
Qualcomm, Inc                      common   747525103      252,938       3,550 SH        sole                  3,550    0       0
Quitman Bancorp                    common   748803103      122,351      13,500 SH        sole                 13,500    0       0
RF Micro Devices, Inc.             common   749941100    2,256,608      70,519 SH        sole                 70,519    0       0
Sara Lee Corporation               common   803111103      806,629      39,710 SH        sole                 39,710    0       0
SBC Communications Inc             common   78387G103      218,250       4,365 SH        sole                  4,365    0       0
Scana Corp                         common   80589M102      308,750      10,000 SH        sole                 10,000    0       0
Schering-Plough Corp               common   806605101    1,228,809      26,426 SH        sole                 26,426    0       0
Sealed Air Corp.                   common   812211K100     561,100      12,400 SH        sole                 12,400    0       0
Security Bancorp Inc TN            common   81377P109      319,200      22,800 SH        sole                 22,800    0       0
ServiceMaster Co.                  common   81760N109    3,743,929     379,132 SH        sole                379,132    0       0
SmithKline Beecham PLC ADR         common   832378301      439,200       6,400 SH        sole                  6,400    0       0
Sonoco Products                    common   835495102    2,466,272     136,541 SH        sole                136,541    0       0
Southcoast Financial Corp          common   84129R100      209,000      22,000 SH        sole                 22,000    0       0
Southern Community Bank/Trust      common   842630105      524,000      52,400 SH        sole                 52,400    0       0
Southern Financial Bancorp         common   842870107    1,538,686     107,039 SH        sole                107,039    0       0
Spherion Corporation               common   848420105      138,594      11,610 SH        sole                 11,610    0       0
Sprint Corp                        common   852061100      864,484      29,492 SH        sole                 29,492    0       0
Steelcase Inc.                     common   858155203      398,650      23,800 SH        sole                 23,800    0       0
Suiza Foods Corporation            common   865077101    1,267,188      25,000 SH        sole                 25,000    0       0
Sun Microsystems, Inc.             common   866810104    1,949,959      16,702 SH        sole                 16,702    0       0
Suntrust Banks, Inc.               common   867914103      224,208       4,501 SH        sole                  4,501    0       0
Sysco Corporation                  common   871829107   13,670,431     295,178 SH        sole                295,178    0       0
TCF Financial Corp                 common   872275102      511,249      13,588 SH        sole                 13,588    0       0
Tri Continental Corp               common   895436103      290,667      11,126 SH        sole                 11,126    0       0
Triad Guaranty Inc.                common   895925105   22,965,542     771,951 SH        sole                771,951    0       0
Tribune Co                         common   896047107   13,051,771     299,181 SH        sole                299,181    0       0
Tricon Global Restaurants Inc      common   895953107      331,638      10,829 SH        sole                 10,829    0       0
Tyco International Ltd             common   902124106    1,070,181      20,630 SH        sole                 20,630    0       0
Unifirst Corporation - Mass        common   904708104      355,000      35,500 SH        sole                 35,500    0       0
US Bancorp Del                     common   911596104      784,875      34,500 SH        sole                 34,500    0       0
Vaughn-Bassett Furniture Co        common   92238J109      236,292       5,626 SH        sole                  5,626    0       0
VF Corporation                     common   918204108    2,540,519     102,905 SH        sole                102,905    0       0
Wachovia Corporation               common   929771103    2,164,631      38,135 SH        sole                 38,135    0       0
Wallace Computer Service           common   932270101    2,465,544     161,675 SH        sole                161,675    0       0
Wal-Mart Stores                    common   931142103      879,003      18,265 SH        sole                 18,265    0       0
Waste Management Inc               common   94106L109      278,992      16,000 SH        sole                 16,000    0       0
Wellington Hall Ltd                common   949535207          875      12,500 SH        sole                 12,500    0       0
Williams Companies                 common   969457100      267,527       6,332 SH        sole                  6,332    0       0
Worldcom Inc                       common   98157D106    5,522,114     181,798 SH        sole                181,798    0       0

Grand Total 9/30/00                                    412,100,108

